As filed with the Securities and Exchange Commission on April 16, 2004.

Registration Nos. 33-36528;

811-6161

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.          ☐

Post-Effective Amendment No. 88 ☒

REGISTRATION STATEMENT

Under

THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 94 ☒

PIMCO FUNDS: MULTI-MANAGER SERIES

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

(800) 427-4648

(Registrant’s telephone number, including area code)

Stephen J. Treadway

c/o PIMCO Advisors

Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Name and address of agent for service:

Copies to:

Newton B. Schott, Jr., Esq.

c/o PIMCO Advisors

Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

Joseph B. Kittredge, Jr., Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☒ 75 days after filing pursuant to paragraph (a)(2)

☐ On March 31, 2004 pursuant to paragraph (b)

☐ On [date] pursuant to paragraph (a)(1)

☐ On [date] pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus contained in this post-effective amendment relates only to the PIMCO RCM Global Resources Fund and PIMCO RCM Global Financial Services Fund, two new series of the Trust. No information relating to any other series or class of series of the Trust is amended or superseded hereby.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

RCM Funds Prospectus

PIMCO Funds:

Multi-Manager

Series

June 30, 2004

PIMCO RCM Global Resources Fund

PIMCO RCM Global Financial Services Fund

This Prospectus describes PIMCO RCM Global Resources Fund and PIMCO RCM Global Financial Services Fund, (each a “Fund,” and collectively, the “Funds”) two new mutual funds offered by PIMCO Funds: Multi-Manager Series (the “Trust”). The Funds provide access to the professional investment advisory services offered by PIMCO Advisors Fund Management LLC (“PIMCO Advisors Fund Management” or the “Adviser”) and its investment management affiliate, RCM Capital Management LLC (“RCM”), which is the Sub-Adviser for the Funds. PIMCO Advisors Fund Management’s and RCM’s institutional heritage is reflected in the Funds offered in this Prospectus.

This Prospectus concisely describes the information which investors ought to know about the Funds before investing. Please read this Prospectus carefully and keep it for further reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

2	PIMCO Funds: Multi-Manager Series

Summary Information

The table below lists the investment objective and compares certain investment characteristics of the Funds. Other important characteristics are described in the Fund Summaries beginning on page 4.

	Fund Name	Investment Objective	Main Investments	Approximate Number of Holdings	Approximate Capitalization Range

Sector Fund	RCM Global Resources Fund	Long-term capital appreciation	Equity securities of U.S. and non-U.S. industrial and commodity-related companies	50–75	All capitalizations

Sector Fund	RCM Global Financial Services Fund	Long-term capital appreciation	Equity securities of U.S. and non-U.S. financial services companies	50–75	All capitalizations

Fund Description, Performance and Fees

The following Fund Summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries.

Note

It is possible to lose money on investments in the Funds.    An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

The Funds are subject to percentage investment limitations, as discussed in the Fund Summaries. See “Characteristics and Risks of Securities and Investment Techniques—Percentage Investment Limitations” for more information about these limitations.

Prospectus	3

PIMCO RCM Global Resources Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of U.S. and non-U.S. industrial and commodity-related companies Approximate Number of Holdings 50-75	Approximate Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of assets in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or industrial goods related to cyclical or commodity industries, such as oil & gas, base metals, chemicals, fertilizers, wood products, paper products, grain, as well as industrial equipment and machinery sub-sectors. The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks.

The Fund’s portfolio management team will evaluate the relative attractiveness of individual commodity and industrial goods cycles, including supply-demand fundamentals, pricing and valuation. Stock selection will be based on specific commodity or industrial goods, end market, and geographic exposure, operational and financial leverage as well as valuation.

In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio management team may also consider the anticipated economic growth, rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team evaluates the fundamental value and prospects for growth of individual companies and focuses on those companies that they expect will have higher than average rates of growth and strong potential for capital appreciation.

In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The Fund may also use derivatives for leverage. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund’s investment objective and principal strategies.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Growth Securities Risk • Smaller Company Risk • Liquidity Risk	• Derivatives Risk • Sector Specific Risk • Foreign (non-U.S.) Investment Risk • Currency Risk • Focused Investment Risk	• Leveraging Risk • Credit Risk • Turnover Risk • Management Risk • Equity-linked Securities Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund.

4	PIMCO Funds: Multi-Manager Series

PIMCO RCM Global Resources Fund (continued)

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)					None
Redemption Fee (as a percentage of exchange price or amount redeemed)					2.00%(1)

(1) The Redemption Fee may apply to any shares that are redeemed or exchanged within 60 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reduction(2)	Net Fund Operating Expenses(2)

Institutional Class	[ ]	None	[ ]	[ ]	[ ]	[ ]

(1)  Other Expenses reflect a [            ] Administrative Fee paid by the Class and [            ] in organizational expenses (“Organizational Expenses”) based on estimated amounts for the Fund’s current fiscal year.

(2)  Net Expenses reflects the effect of a contractual agreement by the Adviser to waive its advisory or administrative fee and/or reimburse the Fund to the extent that Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, [    %] for Institutional Class shares during the Fund’s initial fiscal year (but not any subsequent years). Under the Expense Limitation Agreement, the Adviser may recoup waived or reimbursed amounts in future periods, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below, which are based on estimated amounts for the Fund’s current fiscal year, are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

					Year 1	Year 3

Institutional Class					$[ ]	$[ ]

Prospectus	5

PIMCO RCM Global Financial Services Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of U.S. and non-U.S. financial services companies Approximate Number of Holdings 50-75	Approximate Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of financial services companies such as banks, savings and loan and thrift institutions, finance companies, brokerage and advisory firms, real estate related firms, insurance companies and financial holding companies. The Fund expects to invest in U.S. and non-U.S. financial services companies. In managing the portfolio, the portfolio management team focuses primarily on stock selection, however, consideration is given to industry and regional factors. Such factors may include industry consolidation, interest rate and currency policy in addition to legal and regulatory matters.

The portfolio management team evaluates the fundamental value and prospects for growth of individual companies and generally focuses on companies that it expects will have higher than average rates of growth and strong potential for capital appreciation. In addition, the portfolio management team makes use of internally and externally developed forecasts of economic growth, inflation, and interest rates to help identify those regions and individual countries that are likely to offer the best investment opportunities. The portfolio management team bases its security selection on relative investment merits of each company, industry, and region and will not seek to duplicate the country or sector allocations the Fund’s benchmark.

In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may, on a limited basis, sell securities short and utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) for investment and risk management purposes. The Fund may also use derivatives for leverage. The portfolio management team may trade securities actively, which could increase the Fund’s transaction costs (thus lowering performance) and increase taxable distributions.

In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund’s investment objective and principal strategies.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Growth Securities Risk • Smaller Company Risk • Liquidity Risk	• Derivatives Risk • Sector Specific Risk • Foreign (non-U.S.) Investment Risk • Currency Risk • Focused Investment Risk	• Leveraging Risk • Credit Risk • Turnover Risk • Management Risk • Equity-Linked Securities Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund.

6	PIMCO Funds: Multi-Manager Series

PIMCO RCM Global Financial Services Fund (continued)

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)					None
Redemption Fee (as a percentage of exchange price or amount redeemed)					2.00%(1)

(1) The Redemption Fee may apply to any shares that are redeemed or exchanged within 60 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reduction(2)	Net Fund Operating Expenses(2)

Institutional Class	[ ]	None	[ ]	[ ]	[ ]	[ ]

(1)  Other Expenses reflect a [            ] Administrative Fee paid by the Class and [            ] in organizational expenses (“Organizational Expenses”) based on estimated amounts for the Fund’s current fiscal year.

(2)  Net Expenses reflects the effect of a contractual agreement by the Adviser to waive its advisory or administrative fee and/or reimburse the Fund to the extent that Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, [    %] for Institutional Class shares during the Fund’s initial fiscal year (but not any subsequent years). Under the Expense Limitation Agreement, the Adviser may recoup waived or reimbursed amounts in future periods, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below, which are based on estimated amounts for the Fund’s current fiscal year, are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

				Year 1		Year 3

Institutional Class				$[ ]		$[ ]

Prospectus	7

Summary of Principal Risks

The value of your investment in a Fund changes with the value of that Fund’s investments. Many factors can affect that value. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Funds are identified in the Fund Summaries and are summarized in this section. The Funds may be subject to additional principal risks and risks other than those described below because the types of investments made by the Funds can change over time. Securities and investment techniques mentioned in this summary are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” and appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on each of the Funds.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Equity-Linked Securities Risk

Each of the Funds may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index in one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See “Foreign (non-U.S.) Investment Risk” below. In addition, an investing Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks associated with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives Risk” below.

Growth Securities Risk

Each of the Funds may place particular emphasis on equity securities of companies that its portfolio management team believes will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller Company Risk

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.

Liquidity Risk

Each of the Funds is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Each of the Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that a Fund may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the

8	PIMCO Funds: Multi-Manager Series

risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Focused Investment Risk

Focusing Fund investments in a small number of issuers or industries increases risk. Each of the Funds is “non-diversified” because it invests in a relatively small number of issuers and therefore may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. The PIMCO RCM Global Financial Services Fund is vulnerable to events affecting companies in the financial services industry because this Fund normally focuses its investments in that industry. Similarly, the PIMCO RCM Global Resources Fund is vulnerable to events affecting companies in the natural resources industry because this Fund normally focuses its investments in such industry. Each of the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate in a particular industry or economic sector. See “Financial Services Risk” and “Natural Resources Risk” below.

Sector Specific Risks

In addition to other risks, because each of the Funds invests a substantial portion of its assets in related industries (or “sectors”), each Fund may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

Financial Services Related Risk. Because the PIMCO RCM Global Financial Services Fund concentrates its investments in the financial services industry, factors that affect the financial services sector may have a greater effect on that Fund than they would on a fund that is more diversified among a number of unrelated industries. Examples of these factors could include extensive governmental regulation, availability and cost of capital funds, changes in interest rates and price competition, all of which may affect financial services companies business lines or profitability. Monetary policy determined by local and international banking authorities can have significant impact, both positive and negative, on financial service companies. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Insurance companies are subject to price competition and may be impacted by events or trends such as natural catastrophes, mortality rates or recessions. Brokerage firms’ profitability can be affected by government regulation, stock or bond activity and the operating leverage inherent in companies in the industry.

Natural Resources Related Risk. Because the PIMCO RCM Global Resources Fund concentrates its investments in the natural resources industries, factors that affect the natural resources industries may have a greater effect on that Fund than they would on a fund that is more diversified among a number of unrelated industries. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Specifically, cyclical and industrial materials industries can be significantly affected by the level and volatility of commodity prices, import controls, worldwide competition, changes in consumer sentiment and spending and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The Funds may from time to time invest a substantial portion of its assets in other sectors, and during those periods will be subject to a greater extent to the risks associated with those sectors.

Foreign (non-U.S.) Investment Risk

A fund, such as each of the Funds, which invests in foreign securities, may experience more rapid and extreme changes in value than funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect the Funds’ investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Funds could lose their entire investment in foreign securities. Specifically, because each of the Funds may invest more than 25% of its assets in France, Germany or the United Kingdom, each Fund may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to each Fund’s investment in foreign securities.

EMU Countries Risk. Each of the Funds will invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU’s objective is to create a single, unified market through which people, goods and money can work freely. Participation in

Prospectus	9

the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as separate nations adjust to the reduction in flexibility, independence, and sovereignty that the EMU requires. High unemployment and a sense of “deculturalization” within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Currency Risk

Each of the Funds will invest a significant portion of its assets in securities that trade in or receive revenues in euros. Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk

Each of the Funds may invest in the securities of issuers based in countries with developing or “emerging market” economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than the risk of investing in developed foreign countries.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if a Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. Each of the Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Turnover Risk

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund’s after-tax returns. The trading costs of tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Credit Risk

Each of the Funds is subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management Risk

Each of the Funds is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser and the portfolio management team will apply investment techniques and risk analyses in making investment decisions for a Fund, but there can be no guarantee that these will produce the desired results.

10	PIMCO Funds: Multi-Manager Series

Management of the Funds

Investment Adviser and Administrator

PIMCO Advisors Fund Management LLC (“PIMCO Advisors Fund Management” or the “Adviser”) serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through other selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. (“ADAM of America”). As of March 31, 2004, the Adviser and its investment management affiliates had approximately [$         ] in assets under management.

The Adviser has retained its investment management affiliate (the “Sub-Adviser”), RCM Capital Management LLC (“RCM”), to manage the Funds’ investments. The Adviser has retained its affiliate, Pacific Investment Management Company LLC, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. The Adviser and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees

The Funds pay the Adviser fees in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Funds) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

The Funds commenced investment operations on                     , 2004 and commenced paying advisory fees to the Adviser as of such date. Each of the Funds pay monthly advisory fees to the Adviser at the annual rate of [            ] of the Fund’s average daily net assets. [Currently the Adviser has agreed to waive these advisory fees.]

Administrative Fees

Each of the Funds pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional Class shareholders of each Fund pay an administrative fee to PIMCO Advisors Fund Management, computed as a percentage of each Fund’s assets attributable in the aggregate to that class of shares. PIMCO Advisors Fund Management, in turn, provides or procures administrative services for Institutional Class shareholders and also bears the costs of most third-party services required by each Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. Each of the Funds bears other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust’s disinterested Trustees.

Institutional Class shareholders of each Fund pay PIMCO Advisors Fund Management monthly administrative fees at the annual rate of [            ] of each Fund’s average daily net assets attributable in the aggregate to its Institutional Class.

Sub-Adviser

The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of each Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees.

RCM is located at Four Embarcadero Center, San Francisco, CA 94111. RCM, an affiliate of ADAM of America, was originally formed as Rosenberg Capital Management in 1970 and it and its successors have been consistently in business since then. RCM provides advisory services to mutual funds and institutional accounts. As of March 31, 2004, RCM had approximately $[            ] billion in assets under management.

Each of the Funds is managed on a team basis and no individual is separately responsible for the day-to-day management of the Funds. The RCM Global Industrials Research Team is primarily responsible for the day-to-day management of the PIMCO RCM Global Resources Fund. The RCM Global Financial Services Research Team is primarily responsible for the day-to-day management of the PIMCO Global Financial Services Fund.

Adviser/Sub-Adviser Relationship

Shareholders of each Fund have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to the Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee the sub-advisers and to recommend their hiring, termination and replacement.

Prospectus	11

12	PIMCO Funds: Multi-Manager Series

Distributor

The Trust’s Distributor is PIMCO Advisors Distributors LLC, an affiliate of the Adviser. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

On February 10, 2004, the Trust’s Independent Trustees informed PEA Capital LLC (“PEA”), an affiliate of PIMCO Advisors Fund Management LLC (“PIMCO Advisors Fund Management”), of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the funds involved. This amount represents profits that would otherwise have been realized by fund shareholders as well as PEA’s decision to pay the funds an amount equal to all fees paid on assets of the short-term trader invested in the funds and other collective investment advisory vehicles managed by PEA to PIMCO Advisors Fund Management, PEA and PIMCO Advisors Distributors LLC (“PAD”). The PEA payments were not greater than or equal to ½ of 1% of the net asset value of any fund.

On February 12, 2004, the staff of the Securities and Exchange Commission (the “Commission”) informed PIMCO Advisors Fund Management and PEA that it intended to recommend that the Commission bring civil and administrative actions against PIMCO Advisors Fund Management and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff’s investigation of “market timing” and related trading activities. On February 17, 2004, the Attorney General of the State of New Jersey filed a complaint alleging, among other things, that PEA, PAD, Pacific Investment Management Company LLC (“PIMCO”) and Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against PIMCO Advisors Fund Management, PEA, PAD, PIMCO and/or ADAM, they and their affiliates (including RCM) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In such a case, PIMCO Advisors Fund Management, PEA, PAD, PIMCO, ADAM and the sub-advisers (including RCM) would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PIMCO Advisors Fund Management, PEA, PAD and PIMCO from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO Advisors Fund Management, PAD and other affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Trust’s funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February, 2004, PIMCO Advisors Fund Management, PEA, PAD and certain of their affiliates (including RCM), the Trust’s funds, the funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO Advisors Fund Management, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming PIMCO Advisors Fund Management, PEA, PAD, the Trust’s funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO Advisors Fund Management, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO Advisors Fund Management’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Prospectus	13

Investment Options — Institutional Class Shares

General	The Trust offers investors Institutional Class shares of each of the Funds in this Prospectus. This section provides information about Institutional Class shares only.

The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class shares, except that a Redemption Fee of 2.00% may apply to shares that are redeemed or exchanged within 60 days of acquisition. See “Purchases, Redemptions and Exchanges—Redemption Fees” below.

Arrangements with Service Agents

Institutional Class shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Purchases, Redemptions and Exchanges

Investors may purchase Institutional Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge or other fee.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase Institutional Class shares only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for the Funds and will not require the Funds to pay any type of administrative payment per participant account to any third party.

• Investment Minimums.  The minimum initial investment for Institutional Class shares of each Fund is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. At the discretion of the Adviser, the minimum initial investment may be waived for Institutional Class shares offered to clients of the Adviser, the Funds’ sub-administrator, Pacific Investment Management Company, or to clients of the sub-advisers to the Trust’s Funds, and their affiliates, and to the benefit plans of the Adviser and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

• Timing of Purchase Orders and Share Price Calculations.  A purchase order received by the Trust’s transfer agent for Institutional Class shares, Boston Financial Data Services-Midwest (the “Transfer Agent”), prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s net asset value (“NAV”). An order received after that time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

14	PIMCO Funds: Multi-Manager Series

• Initial Investment.  Investors may open an account for Institutional Class shares by completing and signing a Client Registration Application and mailing it to PIMCO Funds, BFDS Midwest, P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or PIMCO Funds, BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). A Client Registration Application may be obtained by calling 1-800-927-4648.

Except as described below, an investor may purchase Institutional Class shares only by wiring federal funds to the Transfer Agent, Boston Financial Data Services-Midwest, 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, Fund name and share class, amount being wired, and wiring bank name.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Adviser or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

• Additional Investments.  An investor may purchase additional Institutional Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

• Other Purchase Information.  Purchases of the Funds’ Institutional Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of Institutional Class shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

An investor should invest in a Fund for long-term investment purposes only. The Trust and the Adviser each reserves the right to restrict purchases of Institutional Class shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

Institutional Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of the Funds are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by each of the Funds (consistent with that Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if the Adviser or the Sub-Adviser intends to retain the security in each of the Funds as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing that Fund’s shares, if such assets were included in that Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

• Retirement Plans.  Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Prospectus	15

• Redemption Fees.  Investors in Institutional Class shares each of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 60 days of their acquisition (i.e., beginning on the 61st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 60 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 40 days after the purchase of the Fund A shares, followed in 40 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or “FIFO,” method will be used to determine which shares are being redeemed. The Redemption Fees may be waived for certain categories of investors, as described below.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by a Fund to defray certain costs described below and are not paid to or retained by the Adviser, a Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

The purpose of the Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the Adviser’s estimate of the costs reasonably anticipated to be incurred by the Fund in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor’s redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of “bid/asked” spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

Waiver of Redemption Fees.  Redemptions and exchanges by shareholders that are investing through qualified retirement plans such as 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial institutions (for example, through broker-dealer omnibus accounts) that have not agreed to assess the Redemption Fees against such shareholders will not be subject to Redemption Fees. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Redeeming Shares

• Redemptions by Mail.  An investor may redeem (sell) Institutional Class shares by submitting a written request to PIMCO Funds, BFDS Midwest, P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or PIMCO Funds, BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). The redemption request should state the Fund’s name, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

• Redemptions by Telephone or Other Wire Communication.  An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of Institutional Class shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-816-421-2861, by sending an e-mail to pimcoteam@bfdsmidwest.com or by other means of wire communication. Investors should state the Fund’s name and the class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone

16	PIMCO Funds: Multi-Manager Series

or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

• Other Redemption Information.  Subject to any applicable Redemption Fees, redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

Unless eligible for a waiver, shareholders who redeem their shares within 60 days of acquisition will pay a Redemption Fee of 2.00% of the NAV of the shares redeemed. See “Redemption Fees” above.

Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven calendar days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of that Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for a Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Prospectus	17

Exchange Privilege

Except as provided below or in the applicable funds’ or series prospectus(es), an investor may exchange Institutional Class shares of each Fund for shares of the same class of any other fund or other series of the Trust that offers that class based on the respective NAVs (subject to any applicable redemption fees or fund reimbursement fees) of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of each Fund for shares of the same class of a series of PIMCO Funds: Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series’ prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

Unless eligible for a waiver, shareholders who exchange (or redeem) shares of a Fund within 60 days of the acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” above.

An investor may exchange shares only with respect to funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Adviser, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market-timing” strategies may be deemed by the Adviser to be detrimental to the Trust or a Fund. For example, the Trust may limit the number of “round trip” transactions investors may make. An investor makes a “round trip” transaction when the investor purchases shares of a particular Fund, subsequently sells those shares (by way of a redemption or exchange) for shares of a different PIMCO Fund, and then buys back (by way of a purchase or exchange) shares of the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days’ prior notice whenever it is reasonably able to do so.

Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.	Name.

2.	Date of birth (for individuals).

3.	Residential or business street address.

4.	Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, each Fund may restrict your ability to purchase additional shares until your identity is verified. Each of the Funds also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

18	PIMCO Funds: Multi-Manager Series

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of each of the Fund’s Prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

How Fund Shares Are Priced

The net asset value (“NAV”) of each of the Fund’s Institutional Class shares is determined by dividing the total value of that Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap Securities may also be calculated using the NASDAQ Official Closing Price (“NOCP”) instead of the last reputed sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. The calculation of each Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, Funds normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

If market values are not readily available, instead of valuing securities in the usual manner, Funds may value securities at fair value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. When fair valuing securities, each of the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, each Fund may fair value securities using modeling tools provided by third-party vendors.

Fund Distributions

Each of the Funds distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. Dividends paid by a Fund with respect to each class of shares are calculated in the same manner and at the same time.

Each of the Funds intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

Each of the Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

Prospectus	19

Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

For further information on distribution options, please contact the Trust at 1-800-927-4648.

Tax Consequences

• Taxes on Fund Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of a Fund. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long a Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable as ordinary income.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

• Taxes on Redemptions or Exchanges of Shares.  Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

• A Note on Foreign Investments.  Each of the Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, that Fund’s yield on those securities would be decreased. In addition, that Fund’s investments in foreign securities or foreign currencies may increase or accelerate that Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.

• Recent Legislation.  As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the “Act”). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before September 30, 2008:

•	the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

•	provided holding period and other requirements are met by the Fund, the Fund may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as “qualified dividend income.” Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder.

Fund dividends representing distributions of interest income and net short term capital gains derived from the Fund’s debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

As described in the Statement of Additional Information under the section captioned “Taxation,” each of the Funds is required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number. Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

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Characteristics and Risks of

Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio management team can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in each Fund must rely on the professional investment judgment and skill of the Adviser, the Sub-Adviser and the portfolio management team. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Industry Concentration

Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

Financial Services Companies.  The PIMCO RCM Global Financial Services Fund concentrates its investments in companies in the financial services industry. Events may occur which significantly affect the financial services industry as a whole or a particular segment of the industry (such as banking, insurance or consumer financial services) in which that Fund invests. Factors affecting financial services companies include high sensitivity to interest rate fluctuations, inflation, the availability and cost of capital and other conditions that affect the capital markets and the economy in general. Due to these sensitivities, the values of securities issued by financial services companies may decline more in response to deteriorating economic conditions than the securities of other companies. The performance and profitability of financial services companies are also affected by extensive governmental regulation of the financial industry and intense competition in the relevant marketplace. Accordingly, the PIMCO RCM Global Financial Services Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate in a particular industry or economic sector.

Natural Resources.  The PIMCO RCM Global Resources Fund concentrates its investments in companies in the natural resources industry—including, but not limited to, the industry sub-sectors involving cyclical commodities, energy, industrial materials and equipment, paper and forest products, precious metals and utilities. The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

The cyclical industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other government regulations.

The industrial materials industry can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in the industrial materials industry can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. The industrial equipment industry can be significantly affected by overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and foreign competition. The industrial equipment industry can also be significantly affected by economic cycles, technical obsolescence, labor relations and government regulations.

The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity, and interest rates, which can affect product pricing, costs, and operating margins. These variables can also affect the level of industry and consumer capital spending for paper and forest products.

The utilities industry can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

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The precious metals industry can be significantly affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. These factors may cause substantial price fluctuations for precious metals over short periods of time. The prices of precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious-metals related businesses.

Fixed Income Securities and Defensive Strategies

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include corporate and government bonds, notes, certificates of deposit, commercial paper, convertible securities and mortgage-backed and other asset-backed securities. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

Under normal market conditions, each Fund will invest primarily in equity securities. In addition, each Fund may invest up to 20% of its total assets in short-term debt obligations (with maturities of one year or less) issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. There is no limit on the average maturity of the debt securities in a Fund’s portfolio. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor’s, Moody’s or another recognized international rating organization. When the Sub-Adviser believes that a Fund should adopt a temporary defensive posture, that Fund may hold all or a substantial portion of its assets in investment grade debt securities, which may be debt obligations issued or guaranteed by the U.S. government or foreign governments (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by corporate issuers.

Companies With Smaller Market Capitalizations

The Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earning potential or assets.

Because securities of smaller companies may have limited liquidity, the Funds may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, the Funds are subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Funds to liquidate their securities positions. For these reasons, it may be prudent for Funds with a relatively large asset size to limit the number of relatively small positions they hold in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as each of the Fund’s asset size increases, that Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial Public Offerings

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to a Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment

22	PIMCO Funds: Multi-Manager Series

performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when a Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on that Fund’s performance will generally decrease.

Foreign (non-U.S.) Securities

The Funds invest in the following types of foreign equity and equity-linked securities (together, “foreign securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; depositary receipts; and securities of other investment companies investing primarily in such equity and equity-related foreign securities. The Sub-Adviser expects that the Funds’ foreign investments will primarily be traded on recognized foreign securities exchanges. However, the Funds may also invest in securities that are traded only over-the-counter, either in the U.S. or in foreign markets, when the Sub-Adviser believes that such securities meet a Fund’s investment criteria. The Funds also may invest in securities that are not publicly traded either in the U.S. or in foreign markets.

The Funds may invest in American Depository Receipts (ADRs), European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging Market Securities

The Funds may invest in securities of issuers based in or that trade principally in countries with developing (or “emerging market”) economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Funds to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Special Risks of Investing in Russian and Other Eastern European Securities.  While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a “share extract,” but that extract is not legally determinative of ownership.

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The official record of ownership of a company’s share is maintained by the company’s share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Funds are particularly sensitive to this risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. The euro and other currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions.  The Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. The Funds may enter into these contracts to hedge against foreign exchange risk arising from the Funds’ investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Funds to benefit from favorable fluctuations in relevant foreign currencies.

The Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Funds will be subject to the additional risk that the relative value of currencies will be different than anticipated by each of the Fund’s portfolio management team. Each of the Funds may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Common Stocks

Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio management team believes are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio management team’s assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio management team has placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies that a Fund’s portfolio management team believes are undergoing positive change and whose stock the portfolio management team believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio management team’s assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio management team has placed on it.

24	PIMCO Funds: Multi-Manager Series

Equity Securities

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

Corporate Debt Securities

The Funds may invest in corporate debt securities. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible Securities

The Funds may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

Derivatives

Each of the Funds may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its non-principal investment strategies. The Funds may also use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Funds would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The portfolio management team may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Funds will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. The Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

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Lack of Availability  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that the Funds will engage in derivatives transactions at any time or from time to time. The Funds’ ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. If the portfolio management team incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Funds, the Funds might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Funds may also have to buy or sell a security at a disadvantageous time or price because the Funds are legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Funds’ use of derivatives may cause the Funds to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Funds had not used such instruments.

Equity-Linked Securities

The Funds may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See “Foreign (non-U.S.) Securities” above. In addition, an investing Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to the Funds’ restrictions on investments in illiquid securities.

Credit Ratings and Unrated Securities

Each of the Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Funds will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Adviser do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if its portfolio management team determines that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio management team may not accurately evaluate the security’s comparative credit rating.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield securities” or “junk bonds.” The Funds may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities typically may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of Portfolio Securities

For the purpose of achieving income, each of the Funds may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Funds may pay lending fees to the party arranging the loan.

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Short Sales

The Funds, particularly the PIMCO RCM Global Financial Services Fund, may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund’s portfolio or if that Fund has the right to acquire the security without the payment of further consideration. For these purposes, the Funds may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to that Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that a Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

The Funds may enter into repurchase agreements, in which a Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, each Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Each Fund will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

The Funds may enter into reverse repurchase agreements, subject to each Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. Each Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. Each Fund also may borrow money for investment purposes subject to any policies of that Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for the Funds. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or sub-advised by the Adviser or its affiliates.

Illiquid Securities

The Funds may invest in securities that are illiquid so long as not more than 15% of the value of each Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The portfolio management team may be subject to significant delays in disposing of illiquid securities held by a fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Other Investment Companies

The Funds may invest in securities of other investment companies, such as closed-end management investment companies and exchange traded funds, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, the Funds may indirectly bear service and other fees which are in addition to the fees the Funds pay their service providers. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or sub-advised by the Adviser or its affiliates.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund, particularly the PIMCO RCM Global Financial Services Fund, may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (i.e., in excess of 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains

Prospectus	27

(which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Changes in Investment Objectives and Policies

Each of the Fund’s investment objective is a fundamental policy that may not be changed without shareholder approval. However, unless otherwise stated in the Statement of Additional Information, all other investment policies of a Fund may be changed by the Board of Trustees without shareholder approval. Each of the Funds will not change its 80% investment policy described in the first sentence of its Fund Summary unless the Fund provides its shareholders with the notice required by Rule 35d-1 under the Investment Company Act of 1940, as it may be amended or interpreted by the Securities and Exchange Commission from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Fund

In addition to the risks described under “Summary of Principal Risks” above and in this section, the Funds are newly formed and therefore have limited performance history for investors to evaluate. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, may have a disproportionate impact on a Fund’s performance results. A Fund would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. Funds would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on each of the Fund’s investments refer to net assets plus borrowings made for investment purposes.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject a Fund to additional risks. In addition, each Fund may use GrassrootsSM Research in addition to its traditional research activities. GrassrootsSM Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates in connection with broker services. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

28	PIMCO Funds: Multi-Manager Series

Financial Statements

Because the Funds have just commenced operations, financial statements are not available.

Prospectus	29

PIMCO Funds: Multi- Manager Series	INVESTMENT ADVISER AND ADMINISTRATOR PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISER RCM Capital Management LLC, 4 Embarcadero Center, San Francisco, CA 94111

CUSTODIAN State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT Boston Financial Data Services—Midwest, 330 W. 9th Street, 5th Floor, Kansas City, MO 64105

LEGAL COUNSEL Ropes & Gray LLP, One International Place, Boston, MA 02110

30	PIMCO Funds: Multi-Manager Series

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated June 30, 2004

to the

Statement of Additional Information of

PIMCO RCM Europe Fund

Dated March 31, 2004

Disclosure relating to PIMCO RCM Global Resources Fund and PIMCO RCM Global Financial Services Fund (the “New Funds”)

Note: This document supplements the PIMCO RCM Europe Fund’s Statement of Additional Information dated March 31, 2004 (as revised or supplemented from time to time, the “Statement of Additional Information”), which is incorporated by reference herein. In the Statement of Additional Information, references to the “Funds” or a “Fund” are deemed to refer to each of the New Funds unless otherwise set forth herein or therein or unless the context otherwise requires. This Supplement relates solely to the New Funds, and does not amend or supersede any disclosure relating to any other series of PIMCO Funds: Multi-Manager Series (the “Trust”).

1.	Date of the Statement of Additional Information.

The date of the Statement of Additional Information is hereby amended to June 30, 2004.

2.	Additional Series of the Trust.

The New Funds are diversified series of the Trust. Neither this Supplement to the Statement of Additional Information nor the Statement of Additional Information is a prospectus, and should be read in conjunction with the Prospectus of the New Funds dated June 30, 2004 (as from time to time revised or supplemented, the “Prospectus”). Information from the Prospectus is incorporated by reference into this Supplement to Statement of Additional Information. The Prospectus and the Statement of Additional Information may be obtained free of charge by writing to PIMCO Funds: Multi Manager Series, 840 Newport Center Drive, Newport Beach, California, 92660 or by calling 1-800-927-4648.

3.	Investment Objectives and Policies.

In addition to the principal investment strategies and the principal risks of the New Funds described in the Prospectus, the New Funds may employ other investment practices and may be subject to additional risks. Generally, the New Funds may invest in similar securities and other instruments and use similar investment techniques as the RCM Europe Fund. Such securities, instruments and investment techniques are described under “Investment Objectives and Policies” in the Statement of Additional Information.

In addition, the New Funds utilize the following investment techniques:

Hybrid Instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The New Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Investments in Financial Services Companies.

The PIMCO RCM Global Financial Services Fund concentrates its investments in equity securities of U.S. and foreign companies in the financial services industry (“financial companies”). Financial companies provide financial services to consumers and businesses and include the following types of firms: commercial banks, savings and loan and thrift institutions; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial technology companies; real estate-related firms; leasing firms; insurance brokerages; and various firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance companies and insurance holding companies.

Since the PIMCO RCM Global Financial Services Fund concentrates its investments in financial companies, it will be subject to risks different from, and sometimes greater than, those that apply to the equity markets in general. Events may occur which significantly affect the financial industry as a whole or a particular segment of the industry (such as banking, insurance or consumer financial services) in which the Fund invests. Accordingly, the PIMCO RCM Global Financial Services Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate in a particular industry or economic sector.

The values of securities of financial companies are more likely to be adversely affected by falling interest rates and/or deteriorating economic conditions than the securities of other companies. Also, rising interest rates may reduce the profit margins of some financial companies by reducing the difference between borrowing and lending rates in the capital markets. The profitability of financial companies largely depends on the availability and cost of capital, and can fluctuate rapidly when interest rates change. They may also be subject to risks attendant to lending money for long periods of time at fixed or only partially adjustable interest rates, the risk of lending to borrowers who may be unwilling or unable to pay back the loan, and the risk of lending against the security of assets whose valuations may decline. Insurance companies may also be adversely affected by natural or other catastrophes or disasters. All of these risks may require financial companies to hold substantial reserves against actual or anticipated losses.

In addition, most financial companies are subject to extensive governmental regulation which limits their activities and may (as with insurance rate regulation) affect their ability to earn a profit from a given line of business. Most financial companies are also subject to intense competitive pressures, including market share and price competition. The removal of regulatory barriers to participation in certain segments of the financial industry may also increase competitive pressures on different types of firms. For example, legislative proposals to remove traditional barriers between commercial banking, investment banking and insurance activities would allow large commercial banks and insurance companies to compete for business that previously was the exclusive domain of securities firms. Similarly, the removal of regional barriers in the banking industry has intensified competition within that industry.

Financial institutions in foreign countries are subject to similar regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include controls on interest rates, credit availability, prices and currency movements. In some cases, foreign governments have taken steps to nationalize the operations of banks and other financial services companies.

Commodity Futures Contracts and Options on Commodity Futures Contracts.

In addition to other futures contracts and options thereon, the PIMCO RCM Global Resources Fund may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Precious Metals.

Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, the PIMCO RCM Global Resources Funds intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund, such as the PIMCO RCM Global Resources Fund, to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund’s gross income for its taxable year. This tax requirement could cause the PIMCO RCM Global Resources Fund to hold or sell precious metals or securities when it would not otherwise do so.

4.	Investment Restrictions.

Fundamental Policies

The investment restrictions set forth below are fundamental policies of the New Funds and may not be changed without shareholder approval by vote of a majority of the outstanding voting securities of each of the New Funds. Under these restrictions, a New Fund may not:

(1) Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry, except that (i) the RCM Global Resources Fund will invest more than 25% of its assets in the commercial goods and services, materials, energy and utilities industries and (ii) the RCM Global Financial Services Fund will invest more than 25% of its assets in the financial services industry;

(2) Acquire more than 10% of the outstanding voting securities of any one issuer;

(3) Invest in companies for the purpose of exercising control or management;

(4) Borrow money, except from banks to meet redemption requests or for temporary or emergency purposes; provided that borrowings for temporary or emergency purposes other than to meet redemption requests shall not exceed 5% of the value of its total assets; and provided further that total borrowings shall be made only to the extent that the value of the New Fund’s total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). For purposes of the foregoing limitations, reverse repurchase agreements and other borrowing transactions covered by segregated assets are considered to be borrowings. The New Fund will not mortgage, pledge, hypothecate, or in any other manner transfer as security for an indebtedness any of its assets. This investment restriction shall not prohibit the New Fund from engaging in futures contracts, options on futures contracts, forward foreign currency exchange transactions, and currency options;

(5) Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

(6) Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers’ acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the New Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The New Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the New Fund’s holdings of such repurchase agreements exceeds 10% of the value of the New Fund’s total assets;

(7) Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities;

(8) Invest more than 15% of the value of its net assets in securities that are illiquid;

(9) Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Trust, no commission or profit to a sponsor or dealer (other than the customary broker’s commission) results from such purchase and such purchase does not result in such securities exceeding 10% of the value of the New Fund’s total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the New Fund’s shareholders. For the purpose of this restriction, the Trust considers “investment company or investment trust” to mean an investment company registered under the 1940 Act, and treats the purchase of securities in an investment company registered under the 1940 Act as a purchase in the open market if the securities purchased are registered under the Securities Act of 1933, as amended. In addition, the Trust does not consider bona fide investment management fees to be a commission or profit to a sponsor or dealer for purposes of this restriction;

(10) Purchase portfolio securities from or sell portfolio securities to the officers, directors, or other “interested persons” (as defined in the 1940 Act) of the Trust, other than unaffiliated broker-dealers;

(11) Purchase commodities or commodity contracts, except that the New Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the New Fund may enter into futures and options contracts in accordance with the applicable rules of the CFTC;

(12) Issue senior securities, except that the New Fund may borrow money as permitted by fundamental investment restriction (4) above. This restriction shall not prohibit the New Fund from engaging in short sales, options, futures and foreign currency transactions; and

(13) Purchase or sell real estate; provided that the New Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

In addition, each of the New Funds will measure the percentage of its assets in a particular industry by reference to a customized set of industry and sector groups for classifying securities (the “RCM Codes”). The RCM Codes are based on an expanded Morgan Stanley Capital International (“MSCI”) and Standard & Poor’s (“S&P”) industry classification model, modified to be more representative of global investing and more applicable to growth industries and their sub-industries.

Non-Fundamental Policies

Each of the New Funds has adopted the following investment restriction that is not a fundamental policy and may be changed by the Board of Trustees without approval of the New Funds’ outstanding voting securities. This restriction provides that the New Fund may not participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs, or to average prices among them, is not deemed to result in a securities trading account).

Restrictions Relating to Rule 35d-1 under the 1940 Act

Each of the New Funds has adopted a policy pursuant to Rule 35d-1(a)(3)(i) under the 1940 Act. The New Funds will provide to shareholders the notice required by Rule 35d-1 under the 1940 Act, as such may be interpreted or revised from time to time, with respect to any change in any policy adopted pursuant to Rule 35d-1(a)(3)(i). References to assets below refer to net assets plus borrowings made for investment purposes. Under such policies:

1. The RCM Global Resources Fund normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy, or industrial goods related to cyclical or commodity industries, such as the oil & gas, minerals, base metals, precious metals, chemicals, fertilizer, wood products, paper products, grain, as well as industrial equipment and machinery sub-sectors.

2. The RCM Global Financial Services Fund normally invests at least 80% of its assets in financial services companies such as banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.

5.	Management of the Trust.

The disclosure under the subheadings “Trustees and Officers”, “Trustees’ Compensation”, and “Fund Administrator” under “Management of the Trust” in the Statement of Additional Information applies to the New Funds.

Information about the management of the New Funds’ portfolios is set forth in the Prospectus. Additional information about PIMCO Advisors Fund Management LLC, the New Funds’ investment advisor and administrator, and RCM Capital Management LLC, the New Funds’ sub-adviser, is set forth in the Statement of Additional Information under “Management of the Trust.”

The advisory and administrative fees payable by the New Funds are set forth in the Prospectus.

6.	Certain Ownership of Trust Shares.

As of April 16, 2004, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than one percent of the Institutional Class of shares of each of the New Funds (which is the only class of shares of the New Funds) and of the Trust as a whole. As of April 16, 2004, no shares of the New Funds were outstanding.

7.	Financial Statements.

Since the New Funds are newly formed, there are no financial statements available for the New Funds.

8.	Distribution of Trust Shares, Portfolio Transactions and Brokerage, Net Asset Value, Taxation and Other Information.

The Information about the distribution of the Trust’s shares, portfolio transactions and brokerage, how the value of the New Funds’ shares are calculated and other information about the Trust is disclosed in the Prospectus and in the sections of the Statement of Additional Information captioned “Distribution of Trust Shares,” “Portfolio Transactions and Brokerage,” “Net Asset Value,” “Taxation” and “Other Information.” However, such disclosure is modified to the extent necessary to conform to the disclosure in the Prospectus, which is incorporated herein by reference.

PART C. OTHER INFORMATION

Item 23.	Exhibits.

The letter of each exhibit relates to the exhibit designation in Form N-1A:

(a)		Form of Second Amendment and Restated Agreement and Declaration of Trust (2).

(b)	(1)	Form of Amended and Restated Bylaws (19).

	(2)	Amended and Restated Bylaws dated as of September 26, 2002 (30).

(c)	(1)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2).

	(2)	Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws (30).

(d)	(1)	(i)	Form of Amended and Restated Investment Advisory Agreement dated as of May 5, 2000 (19).

		(ii)	Form of Addendum to Investment Advisory Agreement to add the NFJ Large-Cap Value and NFJ Global Value Funds, to be filed by amendment.

		(iii)	Form of Addendum to Investment Advisory Agreement to decrease the advisory fee rate with respect to PIMCO Growth & Income Fund (f/k/a PIMCO Mid-Cap Equity Fund) and to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

		(iv)	Form of Addendum to Investment Advisory Agreement to add the Select Value Fund (24).

		(v)	Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM International Growth Equity Fund, PIMCO RCM Emerging Markets Fund, PIMCO RCM Europe Fund, PIMCO RCM Global Small-Cap Fund, PIMCO RCM Global Technology Fund, PIMCO RCM Global Healthcare Fund, PIMCO RCM Large-Cap Growth Fund, PIMCO RCM Tax-Managed Growth Fund, PIMCO RCM Mid-Cap Fund, PIMCO RCM Small-Cap Fund, PIMCO RCM Biotechnology Fund, PIMCO RCM Balanced Fund and PIMCO RCM Global Equity Fund (26).

		(vi)	Form of addendum to Investment Advisory Agreement to add the PIMCO NACM Core Equity Fund, PIMCO NACM+ Global Fund, PIMCO NACM Growth Fund, PIMCO NACM International Fund, PIMCO NACM Flex-Cap Value Fund, PIMCO NACM Pacific Rim Fund and PIMCO NACM Value Fund (28).

		(vii)	Form of Novation of Amended and Restated Investment Advisory Agreement, dated September 30, 2002, naming PIMCO Funds Advisors LLC as Adviser to the Trust (30).

		(viii)	Form of Addendum to Investment Advisory Agreement to add the Multi-Discipline Portfolio (35).

		(ix)	Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM Europe Fund (38).

		(x)	Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM Global Resources Fund and PIMCO RCM Global Financial Services Fund, as filed herewith.

	(2)	(i)	Form of Portfolio Management Agreement with NFJ Investment Group (19).

		(ii)	Form of Portfolio Management Agreement with Cadence Capital Management (19).

		(iii)	Portfolio Management Agreement with Parametric Portfolio Associates (24).

		(iv)	Form of Portfolio Management Agreement with PIMCO/Allianz Investment Advisors LLC (20).

		(v)	Form of Portfolio Management Agreement with Dresdner RCM Global Investors LLC (26).

		(vi)	Form of Portfolio Management Agreement with Nicholas-Applegate Capital Management (28).

		(vii)	Form of Portfolio Management Agreement with Pacific Investment Management Company LLC (35).

		(viii)	Form of Novation of Portfolio Management Agreement with NFJ Investment Group (30).

		(ix)	Form of Novation of Portfolio Management Agreement with Cadence Capital Management (30).

		(x)	Form of Novation of Portfolio Management Agreement with Parametric Portfolio Associates (30).

		(xi)	Form of Novation of Portfolio Management Agreement with PIMCO Equity Advisors (30).

		(xii)	Form of Novation of Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (30).

		(xiii)	Form of Novation of Portfolio Management Agreement with Nicholas-Applegate Capital Management (30).

		(xiv)	Form of Addendum to Portfolio Management Agreement with PIMCO Equity Advisors (35).

		(xv)	Form of Addendum to Portfolio Management Agreement with NFJ Investment Group (35).

		(xvi)	Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (35).

		(xvii)	Form of Addendum to Portfolio Management Agreement with Nicholas Applegate Capital Management (35).

		(xviii)	Form of Portfolio Management Agreement with Parametric Portfolio Associates dated September 30, 2003 (35).

		(xix)	Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (38).

		(xx)	Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC, as filed herewith.

(e)	(1)	Form of Amended and Restated Distribution Contract (31).

(2)	Supplement to Distribution Contract to add the PIMCO Large-Cap Value, PIMCO International Value, PIMCO Balanced
Value, PIMCO Core Equity, PIMCO Small-Cap Value, PIMCO Disciplined Value and PIMCO Mid-Cap Value Funds (33).

	(3)	Form of Supplement to Distribution Contract to add PIMCO Multi-Discipline Portfolio (35).

	(4)	Form of Dealer Agreement (21).

	(5)	Form of Supplement to Distribution Contract to add PIMCO RCM Europe Fund (38).

	(6)	Form of Supplement to Distribution Contract to add PIMCO RCM Global Resources Fund and PIMCO RCM Global Financial Services Fund, as filed herewith.

(f)		Not Applicable.

(g)	(1)	Form of Custody and Investment Accounting Agreement dated January 1, 2000 with State Street Bank & Trust Company (19).

	(2)	Form of Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company (24).

(h)	(1)	Formof Amended and Restated Administration Agreement between the Trust and PIMCO Advisors L.P. (19).

		(i)	Revised Schedule to Administrative Agreement (Exhibit A) as of December 6, 2001, (26).

		(ii)	Revised Schedule to Administrative Agreement (Exhibit A) as of June, 2002 (28).

		(iii)	Form of Revised Schedule to Administrative Agreement (Exhibit A) as of December, 2002 (31).

		(iv)	Form of Revised Schedule to Administrative Agreement (Exhibit A) as of December, 2003 (37).

	(2)	Amended and Restated Administration Agreement between the Trust and PIMCO Advisors Fund Management LLC dated March 7, 2003. (34).

		(i)	Updated Schedule to Administration Agreement (35).

		(ii)	Form of Updated Schedule to Administration Agreement (38).

		(iii)	Form of Updated Schedule to Administration Agreement, as filed herewith.

	(3)	Form of Administration Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company (4).

	(4)	Form of Amendment to Administration Agreement (to include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11).

	(5)	Form of Agency Agreement and Addenda (1).

	(6)	Form of Addendum to Agency Agreement (4).

	(7)	Form of Assignment of Agency Agreement (4).

	(8)	Form of Addendum to Agency Agreement (6).

	(9)	(i)	Form of Transfer Agency and Services Agreement with National Financial Data Services (23).

		(ii)	Form of Transfer Agency and Services Agreement with First Data Investor Services Group, Inc. dated November 9, 1998, as amended July 20, 1999 (19).

(a) Amendment Number Two to the Transfer Agency and Series Agreement with First Data Investor Services Group, Inc. (24).

		(iii)	Form of Transfer Agency and Services Agreement with State Street Bank and Trust Company, including Form of Novation and Amendment of Transfer Agency Agreement (26).

	(10)	Form of Service Plan for Institutional Services Shares (6).

	(11)	Form of Administrative Services Plan for Administrative Class Shares (4).

	(12)	Form of Securities Lending Authorization Agreement with State Street Bank and Trust Company (29).

	(13)	Form of Administration Agreement between the Trust and PIMCO Funds Advisors LLC, (30).

(i)		Opinion and Consent of Counsel (6).

(j)	(1)	Consents of PricewaterhouseCoopers LLP.

		(i)	Consent dated October 30, 2000 (20).

		(ii)	Consent dated November 13, 2000 (22).

		(iii)	Letter dated October 26, 1999 from PricewaterhouseCoopers LLP to the Securities and Exchange Commission. (14).

		(iv)	Consent dated October 29, 2001 (25).

		(v)	Consent dated December 28, 2001 (26).

		(vi)	Consent dated July 19, 2002 (28).

		(vii)	Consent dated October 31, 2002, (30).

		(viii)	Consent dated December 30, 2002, (32)

		(ix)	Consent dated March 31, 2003, (33).

		(x)	Consent dated October 30, 2003, (36).

	(2)	Consent and Opinion of Coopers & Lybrand LLP. (6)

	(3)	Consent of Ernst & Young LLP.

		(i)	Consent dated July 12, 2002 (28)

		(ii)	Consent dated October 25, 2002, (30).

		(iii)	Consent dated March 31, 2003. (33)

(k)			Not Applicable.

(l)			Initial Capital Agreement (6).

(m)	(1)	Form of Distribution and Servicing Plan (Class A) (4).

	(2)	Form of Distribution and Servicing Plan (Class B) (4).

	(3)	Form of Distribution and Servicing Plan (Class C) (4).

	(4)	Form of Distribution Plan for Administrative Class Shares (4).

	(5)	Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit (h)(1).

	(6)	Form of Distribution and Servicing Plan for Class R shares, (32).

(n)	(1)	Form of Amended and Restated Multi-Class Plan (21).

	(2)	Amended and Restated Multi-Class Plan dated September 19, 2001. (25).

	(3)	Second Amended and Restated Multi-Class Plan dated December 5, 2002 (32).

(p)	(1)	Code of Ethics of the Registrant (19).

	(2)	Code of Ethics of PIMCO Advisors L.P., PIMCO/Allianz International Advisors LLC, Cadence Capital Management, NFJ Investment Group and Parametric Portfolio Associates (19).

	(3)	Code of Ethics of Pacific Investment Management Company LLC (35).

	(4)	Code of Ethics of Dresdner RCM Global Investors LLC (26).

	(5)	Code of Ethics of PIMCO Funds Distributors LLC (19).

	(6)	Code of Ethics of Nicholas-Applegate Capital Management (27).

(q)	(1)	Powers of Attorney and Certificate of Secretary (1).

	(2)	Power of Attorney for Stephen J. Treadway, E. Philip Cannon, Donald P. Carter, Gary A. Childress, John P. Hardaway, W. Bryant Stooks and Gerald M. Thorne (5).

	(3)	Power of Attorney for Theodore J. Coburn (27).

1	Incorporated by reference from Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2	Incorporated by reference from Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3	Incorporated by reference from Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4	Incorporated by reference from Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 13, 1997.

5	Incorporated by reference from Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 10, 1997.

6	Incorporated by reference from Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 1997.

7	Incorporated by reference from Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 13, 1998.

8	Incorporated by reference from Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 21, 1998.

9	Incorporated by reference from Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on June 30, 1998.

10.	Incorporated by reference from Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on July 2, 1998.

11.	Incorporated by reference from Post-Effective Amendment No. 36 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 30, 1998.

12.	Incorporated by reference from Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 1999.

13.	Incorporated by reference from Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on May 25, 1999.

14.	Incorporated by reference from Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 29, 1999.

15.	Incorporated by reference from Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 14, 1999.

16.	Incorporated by reference from Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 27, 2000.

17.	Incorporated by reference from Post-Effective Amendment No. 47 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 2000.

18.	Not Applicable.

19.	Incorporated by reference from Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 17, 2000.

20.	Incorporated by reference from Post-Effective Amendment No. 53 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2000.

21.	Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-54506), as filed on January 29, 2001.

22.	Incorporated by reference from Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on November 13, 2000.

23.	Incorporated by reference from Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 6, 2001.

24.	Incorporated by reference from Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 31, 2001.

25.	Incorporated by reference from Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2001.

26.	Incorporated by reference from Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 28, 2001.

27.	Incorporated by reference from Post-Effective Amendment No. 67 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on May 2, 2002.

28.	Incorporated by reference from Post-Effective Amendment No. 71 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on July 19, 2002.

29.	Incorporated by reference from Post-Effective Amendment No. 72 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 29, 2002.

30.	Incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2002.

31.	Incorporated by reference from Post-Effective Amendment No. 81 under the Investment Company Act to the Trust’s Registration Statement on Form N-1A (File No. 811-6161), as filed on December 16, 2002.

32.	Incorporated by reference from Post-Effective Amendment No. 76 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 30, 2002.

33.	Incorporated by reference from Post-Effective Amendment No. 79 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 1, 2003.

34.	Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-106248), as filed on June 18, 2003.

35.	Incorporated by reference from Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 28, 2003.

36.	Incorporated by reference from Post-Effective Amendment No. 84 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2003.

37.	Incorporated by reference from Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 15, 2003.

38	Incorporated by reference from Post-Effective Amendment No. 86 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 16, 2004.

Item 24.	Persons Controlled by or Under Common Control with Registrant.

Not applicable.

Item 25.	Indemnification

Reference is made to Article VIII, Section 1, of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of the Trust’s Investment Advisor and Portfolio Managers.

Unless otherwise stated, the principal business address of each organization listed is 1345 Avenue of the Americas, New York, NY 10105.

PIMCO Advisors Fund Management LLC

Name	Position with Advisor	Other Affiliations

David C. Flattum	Managing Director, General Counsel and Head of Corporate Functions

Director of PIMCO Global Advisors

(Resources) Limited; Managing

Director of Allianz Dresdner

Asset Management U.S. Equities LLC,

Allianz Hedge Fund Partners Holding

L.P., Allianz-PacLife Partners LLC

PIMCO Advisors Holdings LLC; Managing Director, General Counsel and Head of Corporate Functions, Management Board of Allianz Asset Management of America LLC; Director, Chief Executive Officer, Oppenheimer Group, Inc.

Stephen J. Treadway	Managing Director and Chief Executive Officer

Managing Director and Chief

Executive Officer of PIMCO Advisors

Distributors LLC; Managing Director

and Chief Executive Officer, PIMCO

Allianz Advisors LLC, PIMCO

Advisors Holdings LLC; Director, Chief

Executive Officer of PIMCO Advisors

Advertising Agency Inc.; Executive Vice

President of OpCap Advisors;

James G. Ward	Executive Vice President

Director of Human Resources of PIMCO Australia Pty Ltd, PIMCO Europe

Limited, PIMCO Japan Ltd, PIMCO Funds Distributors LLC, Allianz Dresdner Asset Management U.S. Equities LLC, PIMCO Allianz Advisors LLC, Allianz Asset Management of America LLC, PIMCO Global Advisors LLC; Director, Executive Vice President of PIMCO Global Advisors (Resources) Limited

Stewart A. Smith	Vice President and Secretary

Secretary of Allianz Hedge Fund

Partners Holding L.P., Allianz Hedge

Fund Partners L.P., PIMCO Advisors

Holdings LLC, PIMCO Allianz Advisors

LLC, PIMCO Advisors CD Distributors LLC, PEA Capital LLC, PIMCO Equity Partners LLC, Allianz Private Client Services LLC; Assistant Secretary of PIMCO Advisors Advertising Agency Inc., PIMCO Advisors Distributors LLC, PIMCO Global Advisors LLC, Cadence Capital Management LLC, Oppenheimer Capital Australia Inc.; Managing Director and Chief Executive Officer of PIMCO Advisors Distributors LLC; Director, Secretary of PIMCO Global Advisors (Resources) Limited; Secretary of Allianz Dresdner Asset Management of America LLC, Allianz Asset Management U.S. Equities LLC, Allianz-PacLife Partners LLC, Cadence Capital Management Inc., NFJ Investment Group, Vice President and Assistant Secretary of OCC Distributors LLC, OpCap Advisors LLC,

Oppenheimer Capital LLC

John C. Maney	Executive Vice President and Chief Financial Officer

Chief Financial Officer of PIMCO

Advisors Private Client Services LLC,

Allianz Hedge Fund Partners

Holding L.P., Allianz Hedge Fund

Partners L.P., Cadence Capital

Management LLC,

PIMCO Advisors Holdings LLC,

PIMCO/Allianz Advisors LLC,

PIMCO Advisors CD Distributors LLC,

PEA Capital LLC, PIMCO Equity Partners LLC,

PIMCO Advisors Advertising Agency Inc., PIMCO Advisors Distributors LLC,

PIMCO Global Advisors LLC,

Allianz Private Client Services LLC, StocksPLUS Management, Inc., Value Advisors LLC, Allianz Dresdner Asset Management U.S. Equities LLC, Allianz-PacLife Partners LLC, NFJ Investment

Group L.P., Oppenheimer Group,

Inc., OCC Distributors LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Oppenheimer Capital Australasia, Inc., Pacific Investment Management Company LLC, Allianz Dresdner Asset

Management of America LLC

Andrew Bocko	Senior Vice President and Director of Information Technology	Director of Information Technology of Allianz Asset Management of America LLC, Allianz Asset Management U.S. Equities LLC

Francis C. Poli	Executive Vice President, Director of Compliance and Assistant Secretary

Chief Legal Officer and

Director of Compliance of

Allianz Dresdner Asset

Management U.S. Equities LLC,

Allianz Hedge Fund Partners L.P.,

PIMCO Advisors Private Client

Services LLC, PIMCO/Allianz

International Advisors LLC, PIMCO

Advisors CD Distributors LLC,

PEA Capital LLC; Allianz Private Client Services

LLC; PIMCO Equity Partners LLC;

Vice President Compliance Officer

of PIMCO Advisors Distributors

LLC; Principal, Secretary and

Compliance Officer of OCC

Distributors LLC; Executive Vice

President, Chief Legal Officer

and Secretary of OpCap Advisors

LLC, Oppenheimer Capital LLC

Vinh T. Nguyen	Vice President and Controller

Vice President and Controller of

PIMCO Advisors Private Client Services

LLC, Allianz Hedge Fund Partners

Holding L.P., Allianz Hedge Fund

Partners L.P., PIMCO Advisors

Holdings LLC, PIMCO/Allianz

International Advisors LLC, PIMCO

Advisors CD Distributors LLC,

PIMCO Europe Limited, PEA Capital LLC,

PIMCO Equity Partners LLC,

PIMCO Advisors

Advertising Agency Inc., PIMCO

Global Advisors LLC, PIMCO Global

Advisors (Resources) Limited,

PIMCO Japan Ltd, Allianz Private

Client Services LLC, StocksPLUS

Management, Inc., Allianz-PacLife

Partners LLC, Cadence Capital

Management LLC, NFJ Management Inc., NFJ Investment Group L.P., OCC

Distributors LLC, OpCap Advisors LLC,

Oppenheimer Capital LLC, Oppenheimer

Capital Australia Inc., Oppenheimer Group, Inc., Pacific Investment Management Company LLC;

PIMCO Advisors Distributors LLC,

Allianz Asset Management of

America LLC, Allianz Dresdner

Asset Management U.S. Equities

LLC

Newton B. Schott, Jr.	Managing Director, Chief Legal Officer and Secretary	Managing Director, Chief Administrative Officer, General Counsel, PIMCO Advisors Distributors LLC;

Tim Clark	Managing Director

Cadence Capital Management 265 Franklin Street, 11th Floor Boston, Massachusetts 02110
Name	Position with Advisor	Other Affiliations

David B. Breed	Managing Director, Chief Executive Officer	Director, Managing Director, Chief Executive Officer, Cadence Capital Management Inc.

William B. Bannick	Managing Director, Executive Vice President	Director, Managing Director, Cadence Capital Management Inc.

Katherine A. Burdon	Managing Director	Director, Managing Director, Cadence Capital Management Inc.

Bart J. O’Connor	Managing Director	Director, Managing Director, Cadence Capital Management Inc.

Michael J. Skillman	Managing Director	Director, Managing Director, Cadence Capital Management Inc.

Wayne A. Wicker	Managing Director	Director, Managing Director, Cadence Capital Management Inc.

Mary Ellen Melendez	Chief Operating Officer, Secretary	None

John C. Maney	Chief Financial Officer	See PIMCO Advisors Fund Management LLC

Barbara M. Green	Treasurer	None

Stewart A. Smith	Assistant Secretary	See PIMCO Advisors Fund Management LLC

NFJ Investment Group L.P. 2121 San Jacinto, Suite 1840 Dallas, Texas 75201
Name	Position with Advisor	Other Affiliations

Benno J. Fischer	Managing Director	Director, Managing Director, Co-Chairman, NFJ Management Inc.

John L. Johnson	Managing Director	Director, Managing Director, Co-Chairman, NFJ Management Inc.

Jack C. Najork	Managing Director	Director, Managing Director, Co-Chairman, NFJ Management Inc.

John C. Maney	Chief Financial Officer	See PIMCO Advisors Fund Management LLC

Vinh T. Nguyen	Controller	See PIMCO Advisors Fund Management LLC

Stewart A. Smith	Secretary	See PIMCO Advisors Fund Management LLC

Dresdner RCM Global Investors LLC Four Embacadero Center San Francisco, CA 94111

Name	Position with Portfolio Manager	Other Affiliations

Dora Fong	Director of Finance	Same

Susan C. Gause	Member of Board of Managers; Chief Executive Officer; and Senior Managing Director	Same

Robert J. Goldstein	Managing Director, Secretary and General Counsel	Same

Joachim Maedler	Member of Board of Managers and Managing Director	Deputy Global Chief Executive Officer, Allianz Dresdner Asset Management

William L. Price	Chairman of Board of Managers; Senior Managing Director; and Global Chief Investment Officer	Same

Nicholas-Applegate Capital Management LLC 600 West Broadway San Diego, CA 92101

Name	Position with Portfolio Manager	Other Affiliations

Charles H. Field	Deputy General Counsel

Peter J. Johnson	Director Institutional Sales and Client Service

C. William Maher	Chief Financial Officer	Chief Financial Officer and Treasurer, Nicholas-Applegate Securities; Treasurer, Nicholas-Applegate Institutional Funds

E. Blake Moore, Jr.	General Counsel	President, Nicholas-Applegate Institutional Funds; General Counsel and Secretary, Nicholas-Applegate Securities; Director, Nicholas-Applegate Southeast Asia Fund

Arthur E. Nicholas	Chairman

Trustee and Chairman of the Board,

Nicholas-Applegate Institutional Funds;

Chairman and President, Nicholas-

Applegate Securities; Director and Chairman of the Board, Nicholas-

Applegate Fund, Inc.; President,

Nicholas-Applegate Securities

International LDC

Eric S. Sagerman	Head of Global Marketing

Horacio Valeiras, CFA	Chief Investment Officer

Marna Whittington	President

PEA Capital LLC 1345 Avenue of the Americas, 50th Floor New York, NY 10105
Name	Position	Other Affiliations

Bruce Koepfgen	Chief Executive Officer	Chief Executive Officer, Oppenheimer Capital LLC

Taegan D. Goddard	Managing Director and Chief Operating Officer

John C. Maney	Chief Financial Officer	See PIMCO Advisors Fund Management and Cadence and NFJ

Francis C. Poli	Executive Vice President, Chief Legal Officer and Assistant Secretary	See PIMCO Advisors Fund Management

Anne-Marie Pitale	Vice President, Director of Compliance

Vinh T. Nguyen	Vice President and Controller	See PIMCO Advisors Fund Management and NFJ

Stewart A. Smith	Vice President and Secretary	See PIMCO Advisors Fund Management and Cadence and NFJ

Dennis P. McKechnie	Managing Director

Jeffrey D. Parker	Managing Director

John K. Schneider	Managing Director, Marketing and Client Services

John E. Cashwell, Jr.	Senior Vice President

James P. Leavy	Senior Vice President

Pacific Investment Management Company LLC (“PIMCO”) 840 Newport Center Drive, Suite 300 Newport Beach, CA 92660

Name	Business and Other Connections

Ahto, Laura A.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Anderson, Joshua M.	Vice President, PIMCO.

Andrews, David S.	Senior Vice President, PIMCO.

Arnold, Tamara J.	Executive Vice President, PIMCO.

Asay, Michael R.	Executive Vice President, PIMCO.

Baker, Brian P.	Senior Vice President, PIMCO and PIMCO Asia PTE Limited.

Banno, Denise C.	Senior Vice President, PIMCO.

Beaumont, Stephen B.	Senior Vice President, PIMCO.

Benz II, William R.	Managing Director and Executive Committee Member, PIMCO.

Beyer, Nicolette	Vice President, PIMCO and PIMCO Europe Limited.

Bhansali, Vineer	Executive Vice President, PIMCO.

Bishop, Gregory A.	Senior Vice President, PIMCO, the Trust, and PIMCO Variable Insurance Trust.

Borneleit, Adam	Vice President, PIMCO.

Brittain, W.H. Bruce	Senior Vice President, PIMCO.

Brown, Erik C.

Vice President, PIMCO; Assistant Treasurer, the Trust, PIMCO Variable Insurance Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO

Funds: Multi-Manager Series, and PIMCO Strategic Global Government Fund, Inc.

Brynjolfsson, John B.	Managing Director, PIMCO.

Burns, R. Wesley	Director, PIMCO; President and Trustee of the Trust and PIMCO Variable Insurance Trust; President and Director of PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

Burton, Kirsten	Vice President, PIMCO.

Callin, Sabrina C.	Senior Vice President, PIMCO; Vice President, StocksPLUS Management, Inc.

Chipp, William	Vice President, PIMCO.

Clark, Marcia K.	Vice President, PIMCO.

Conseil, Cyrille	Senior Vice President, PIMCO.

Cullinan, William E.	Vice President, PIMCO.

Cummings, Doug	Vice President, PIMCO.

Cummings, John B.	Vice President, PIMCO.

Cupps, Wendy W.	Executive Vice President, PIMCO.

Dada, Suhail	Senior Vice President, PIMCO.

Danielson, Brigitte	Vice President, PIMCO.

Dawson, Craig A.	Senior Vice President, PIMCO.

Dialynas, Chris P.	Managing Director, PIMCO.

Dorff, David J.	Senior Vice President, PIMCO.

Dunn, Anita	Vice President, PIMCO.

Durham, Jennifer E.	Vice President, PIMCO.

Easterday, Jeri A.	Vice President, PIMCO.

Eberhardt, Michael	Vice President, PIMCO and PIMCO Europe Limited.

El-Erian, Mohamed A.	Managing Director, PIMCO; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

Ellis, Edward L.	Vice President, PIMCO.

Estep, Bret W.	Vice President, PIMCO.

Evans, Stephanie D.	Vice President, PIMCO.

Fields, Robert A.	Vice President, PIMCO.

Fisher, Marcellus M.	Senior Vice President, PIMCO.

Foss, Kristine L.	Vice President, PIMCO.

Fournier, Joseph A.	Vice President, PIMCO and PIMCO Asia PTE Limited.

Foxall, Julian	Vice President, PIMCO and PIMCO Australia Pty Limited.

Frisch, Ursula T.	Senior Vice President, PIMCO.

Fulford III, Richard F.	Vice President, PIMCO.

Gagne, Darius	Vice President, PIMCO.

Garbuzov, Yuri P.	Senior Vice President, PIMCO.

Gleason, G. Steven	Senior Vice President, PIMCO.

Goldman, Stephen S.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Gomez, Michael A.	Vice President, PIMCO.

Gore, Gregory T.	Vice President, PIMCO.

Graber, Gregory S.	Vice President, PIMCO.

Greer, Robert J.	Vice President, PIMCO

Gross, William H.	Managing Director and Executive Committee Member, PIMCO; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President of the Trust and PIMCO Variable Insurance Trust.

Gupta, Shailesh	Vice President, PIMCO and PIMCO Europe Limited.

Hague, John L.	Managing Director, PIMCO.

Hally, Gordon C.	Executive Vice President, PIMCO.

Hamalainen, Pasi M.	Managing Director, PIMCO; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

Hardaway, John P.	Senior Vice President, PIMCO; Vice President, StocksPLUS Management, Inc.; Treasurer, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series and PIMCO Strategic Global Government Fund, Inc.

Harris, Brent R.	Managing Director and Executive Committee Member, PIMCO; Director and Vice President, StocksPLUS Management, Inc.; Trustee and Chairman of the Trust and PIMCO Variable Insurance Trust; Director and Chairman, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and President, PIMCO Strategic Global Government Fund, Inc.

Harrison, Paul	Vice President, PIMCO and PIMCO Australia Pty. Ltd.

Harumi, Kazunori	Vice President, PIMCO and PIMCO Japan Limited.

Hastings, Arthur J.	Vice President, PIMCO.

Hayes, Ray C.	Senior Vice President, PIMCO, the Trust, and PIMCO Variable Insurance Trust.

Hinman, David C.	Executive Vice President, PIMCO.

Hodge, Douglas M.	Managing Director, PIMCO and PIMCO Asia Pacific.

Holden, Brent L.	Managing Director, PIMCO.

Holloway, Dwight F., Jr.	Executive Vice President, PIMCO and PIMCO Europe Limited.

Horsington, Simon	Vice President, PIMCO and PIMCO Europe Limited.

Hsu, Lori C.	Vice President, PIMCO.

Hudoff, Mark T.	Executive Vice President, PIMCO and PIMCO Europe Limited.

Hudson, James	Vice President, PIMCO and PIMCO Europe Limited.

Isberg, Margaret E.	Managing Director, PIMCO; Senior Vice President, the Trust and PIMCO Variable Insurance Trust.

Ishida, Koji	Vice President, PIMCO and PIMCO Japan Limited.

Ivascyn, Daniel J.	Senior Vice President, PIMCO, PIMCO Commercial Mortgage Securities Trust, Inc., and PIMCO Strategic Global Government Fund, Inc.

Jacobs IV, Lew W.	Executive Vice President, PIMCO.

Johnson, Elissa M.	Vice President, PIMCO and PIMCO Europe Limited.

Johnson, Kelly	Vice President, PIMCO.

Johnstone, Jim	Vice President, PIMCO, the Trust, and PIMCO Variable Insurance Trust.

Katz, Joshua	Vice President, PIMCO.

Kawamura, Kenji	Vice President, PIMCO and PIMCO Japan Limited.

Kelleher III, Thomas J.	Vice President, PIMCO.

Keller, James M.	Managing Director, PIMCO.

Kelly, Benjamin M.	Vice President,

Kennedy, Raymond G., Jr.	Managing Director, PIMCO.

Kido, Masahiro	Vice President, PIMCO and PIMCO Japan Limited.

Kiesel, Mark R.	Executive Vice President, PIMCO.

King, J. Stephen, Jr.	Vice President, PIMCO and StocksPLUS Management, Inc.

King, Stephanie L.	Vice President, PIMCO.

Kirkbaumer, Steven P.	Senior Vice President, PIMCO, the Trust, and PIMCO Variable Insurance Trust.

Kondo, Tetsuro	Vice President, PIMCO and PIMCO Japan Limited.

Kuhner, Kevin D.	Vice President, PIMCO, the Trust, and PIMCO Variable Insurance Trust.

Lackey, W. M.	Vice President, PIMCO.

Larsen, Henrik P.	Vice President, PIMCO, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series, and PIMCO Strategic Global Government Fund, Inc.

Lehavi, Yanay	Vice President, PIMCO.

Lindgren, Peter L.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Loftus, John S.	Managing Director, PIMCO; Senior Vice President, the Trust and PIMCO Variable Insurance Trust; Vice President and Assistant Secretary, StocksPLUS Management, Inc.

Low, Aaron	Vice President, PIMCO and PIMCO Asia PTE Limited.

Lown, David C.	Executive Vice President, PIMCO.

Ludwig, Jeffrey T.	Senior Vice President, PIMCO.

Makinoda, Naoto	Vice President, PIMCO and PIMCO Japan Limited.

Mallegol, Andre J.	Senior Vice President, PIMCO, the Trust, and PIMCO Variable Insurance Trust.

Mariappa, Sudesh N.	Managing Director, PIMCO.

Maronilla, Ramon	Vice President, PIMCO and PIMCO Asia Pte.

Martin, Scott W.	Vice President, PIMCO.

Martini, Michael E.	Senior Vice President, PIMCO.

Masanao, Tomoya	Senior Vice President, PIMCO and PIMCO Japan Limited.

Mather, Scott A.	Executive Vice President, PIMCO.

Matsuhisa, Robert L.	Vice President, PIMCO.

Matsui, Akinori	Senior Vice President, PIMCO and PIMCO Japan Limited.

Mayuzumi, Sugako	Vice President, PIMCO and PIMCO Japan Limited.

McCann, Patrick Murphy	Vice President, PIMCO.

McCray, Mark V.	Executive Vice President, PIMCO.

McCulley, Paul A.	Managing Director, PIMCO.

McDevitt, Joseph E.	Executive Vice President, PIMCO; Director and Chief Executive Officer, PIMCO Europe Limited; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited.

Meehan, James P., Jr.	Senior Vice President, PIMCO.

Meiling, Dean S.	Managing Director, PIMCO.

Metsch, Mark E.	Vice President, PIMCO.

Mewbourne, Curtis A.	Executive Vice President, PIMCO.

Miller, John M.	SeniorVice President, PIMCO.

Miller, Kendall P., Jr.	Vice President, PIMCO.

Millimet, Scott A.	Senior Vice President, PIMCO.

Mitchell, Gail	Vice President, PIMCO, the Trust, and PIMCO Variable Insurance Trust.

Moll, Jonathan D.	Executive Vice President, PIMCO.

Monson, Kirsten S.	Executive Vice President, PIMCO.

Moriguchi, Masabumi	Vice President, PIMCO and PIMCO Japan Limited.

Murata, Alfred T.	Vice President, PIMCO.

Muzzy, James F.	Managing Director, PIMCO; Chairman and Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President, the Trust and PIMCO Variable Insurance Trust;.

Nercessian, Terence Y.	Vice President, PIMCO.

Nieves, Roger O.	Vice President, PIMCO.

Norris, John F.	Vice President, PIMCO.

Nguyen, Vinh T.	Controller, PIMCO; Vice President and Controller, Allianz Dresdner Asset Management of America L.P., Cadence Capital Management LLC, Cadence Capital Management, Inc., NFJ Investment Group L.P., NFJ Management, Inc., StocksPLUS Management, Inc., PIMCO Advisors Distributors LLC, PIMCO Advisors Advertising Agency, Inc., Oppenheimer Group, Inc., PIMCO Global Advisors LLC, PIMCO Equity Advisors LLC, PIMCO Equity Partners LLC, Nicholas Applegate Holdings LLC, Oppenheimer Capital LLC, OCC Distributors LLC, OpCap Advisors LLC, Allianz Hedge Fund Partners L.P., PIMCO Advisors Managed Accounts LLC, and Allianz Private Client Services LLC.

O’Connell, Gillian	Vice President, PIMCO and PIMCO Europe Limited.

Okamura, Shigeki	Senior Vice President, PIMCO and PIMCO Japan Limited.

Okun, Ric	Vice President, PIMCO.

Ongaro, Douglas J.	Senior Vice President, PIMCO; Senior Vice President, the Trust and PIMCO Variable Insurance Trust.

Otterbein, Thomas J.	Executive Vice President, PIMCO.

Palghat, Kumar N.	Senior Vice President, PIMCO and PIMCO Australia Pty Limited.

Palmer, Richard H.	Vice President, PIMCO.

Pan, Evan T.	Vice President, PIMCO and PIMCO Japan Limited.

Pardi, Peter Paul	Senior Vice President, PIMCO and PIMCO Europe Limited.

Parikh, Saumil H.	Vice President, PIMCO.

Paulson, Bradley W.	Senior Vice President, PIMCO.

Perez, Keith	Senior Vice President, PIMCO.

Pflug, Bruce	Senior Vice President, PIMCO; Vice President, the Trust and PIMCO Variable Insurance Trust.

Phansalkar, Mohan V.	Executive Vice President, Chief Legal Officer and Assistant Secretary, PIMCO; Secretary, StocksPLUS Management, Inc.

Philipp, Elizabeth M.	Executive Vice President, PIMCO.

Pittman, David J.	Vice President, PIMCO, the Trust, and PIMCO Variable Insurance Trust.

Plein, Jeffrey L.	Vice President, PIMCO and PIMCO Japan Limited.

Podlich III, William F.	Managing Director, PIMCO.

Porterfield, Mark	Senior Vice President, PIMCO.

Powers, William C.	Managing Director and Executive Committee Member, PIMCO; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.

Prince, Jennifer L.	Vice President, PIMCO.

Qu, Wendong	Vice President, PIMCO.

Ramsey, James	Senior Vice President, PIMCO.

Ravano, Emanuele	Executive Vice President, PIMCO and PIMCO Europe Limited.

Reimer, Danelle J.	Vice President, PIMCO.

Reimer, Ronald M.	Vice President, PIMCO.

Reisz, Paul W.	Vice President, PIMCO.

Repoulis, Yiannis	Vice President, PIMCO and PIMCO Europe Limited.

Rodgerson, Carol E.	Vice President, PIMCO.

Rodosky, Stephen A.	Vice President, PIMCO.

Rollins, Melody	Vice President, PIMCO.

Romano, Mark A.	Senior Vice President, PIMCO; Senior Vice President, the Trust and PIMCO Variable Insurance Trust.

Rosiak, Jason R.	Vice President, PIMCO.

Rowe, Cathy T.	Vice President, PIMCO.

Ruthen, Seth R.	Executive Vice President, PIMCO.

Sargent, Jeffrey M.	Senior Vice President, PIMCO, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series, and PIMCO Strategic Global Government Fund, Inc.

Schmider, Ernest L.	Managing Director and Secretary, PIMCO; Director and Assistant Secretary, StocksPLUS Management, Inc.

Scholey, Leland T.	Senior Vice President, PIMCO, the Trust, and PIMCO Variable Insurance Trust.

Schucking, Ivor E.	Senior Vice President, PIMCO.

Schulist, Stephen O.	Senior Vice President, PIMCO.

Scibisz, Iwona E.	Vice President, PIMCO.

Seliga, Denise C.	Senior Vice President, PIMCO.

Sellers, Devin L.	Vice President, PIMCO.

Shaler, Timothy L.	Vice President, PIMCO.

Sharp, William E.	Vice President, PIMCO.

Sheehy, Erica H.	Vice President, PIMCO.

Simon, W. Scott	Executive Vice President, PIMCO.

Spalding, Scott M.	Vice President, PIMCO,the Trust, and PIMCO Variable Insurance Trust.

Stauffer, Christina	Vice President, PIMCO, the Trust, and PIMCO Variable Insurance Trust.

Strelow, Peter G.	Vice President, PIMCO.

Stuttard, Jamie	Vice President, PIMCO and PIMCO Europe Limited.

Takano, Makoto	Executive Vice President, PIMCO and PIMCO Japan Limited.

Takechi, Yoichi	Vice President, PIMCO and PIMCO Japan Limited.

Telish, Christine M.	Vice President, PIMCO.

Theodore, Kyle J., Jr.	Senior Vice President, PIMCO.

Thomas, Lee R.	Managing Director, PIMCO; Member, PIMCO Partners LLC.

Thompson, William S.	Chief Executive Officer, Managing Director and Executive Committee Member, PIMCO; Director and President, StocksPLUS Management, Inc.; Senior Vice President, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Variable Insurance Trust.

Thurston, Powell C.	Vice President, PIMCO.

Tyson, Richard E.	Senior Vice President, PIMCO.

Vallarta-Jordal, Maria-Theresa F	Vice President, PIMCO.

Van de Zilver, Peter A.	Vice President, PIMCO.

van Heel, Marc	Senior Vice President, PIMCO and PIMCO Europe Limited.

Weil, Richard M.	Managing Director and Chief Operating Officer, PIMCO.

Willemsen, Michael J.	Vice President, PIMCO, the Trust, PIMCO Variable Insurance Trust, PIMCO Commercial Mortgage Securities Trust, Inc., and PIMCO Strategic Global Government Fund, Inc.

Wilson, Barry L.	Vice President, PIMCO.

Wilson, John F.	Executive Vice President, PIMCO and PIMCO Australia Pty Limited.

Wilson, Susan L.	Executive Vice President, PIMCO.

Witham, Tamara L.	Vice President, PIMCO.

Wood, George H.	Executive Vice President, PIMCO.

Worah, Mihir P.	Vice President, PIMCO.

Wyman, Charles C.	Executive Vice President, PIMCO.

Young, David	Senior Vice President, PIMCO and PIMCO Europe Limited.

Yu, Cheng-Yuan	Senior Vice President, PIMCO.

Yu, Walter	Vice President, PIMCO.

Zhu, Changhong	Executive Vice President, PIMCO.

The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92260.

The address of Allianz Dresdner Asset Management of America L.P. is 888 San Clemente Drive, Suite 100, Newport Beach, CA 92660.

The address of PIMCO Advisors Distributors LLC is 2187 Atlantic Street, Stamford, CT 06902.

8

Item 27.	Principal Underwriters.

(a)	PIMCO Advisors Distributors LLC (the “Distributor”) serves as Distributor of shares for the Registrant and also of PIMCO Funds: Pacific Investment Management Series. The Distributor is an affiliate of PIMCO Advisors Fund Management LLC, the Registrant’s Adviser.

(b)

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Erik M. Aarts	Vice President, Fixed Income Product Manager	None
Kiley Andresen	Vice President, National Accounts Manager	None
Lincoln Baca	Vice President	None
Michael E. Brannan	Vice President	None
Deborah P. Brennan	Vice President, Compliance Officer	None
Matthew W. Brown	Vice President	None
Frederick J. Bruce	Vice President	None
Martin J. Burke	Senior Vice President, Divisional Sales Manager	None
Terry L. Bussard	Vice President	None
Paul C. Cahill	Vice President	None
Timothy R. Clark	Manging Director and Executive Vice President, Product Development	None
Cindy Colombo	Vice President, Retirement Plans	None
Lesley E. Cotten	Vice President, On-Line Content Development Manager	None
Patrick M. Coyne	Vice President, International Product Manager	None
Paul DeNicolo	Vice President	None
Jonathan P. Fessel	Vice President	None
Michael J. Gallagher	Vice President	None
Joseph F. Gengo	Vice President	None
Ronald H. Gray	Vice President	None
Daniel F. Hally	Vice President	None
JoAnn Ham	Vice President	None
Ned E. Hammond Jr.	Vice President	None
Derek B. Hayes	Sr. Vice President, Operations	None
Kristina S. Hooper	Vice President, Equity Product Manager	None
Christopher J. Horan	Vice President	None
John B. Hussey	Vice President	None
Brian Jacobs	Manging Director and Senior Vice President, National Sales Director	None
Stephen R. Jobe	Sr. Vice President, Marketing	None
Dustin P. Kanode	Vice President	None
Andrew G. Laing	Vice President	None
Stephen R. Laut	Vice President	None
William E. Lynch	Senior Vice President, Divisional Sales Manager	None
Stephen A. Maginn	Manging Director and Executive Vice President, Sales	None
Andrew J. Maloney	Vice President	None
John Maney	Chief Financial Officer and Treasurer	None
Ann H. McAdams	Vice President	None
Joseph McMenamen	Vice President	None
Wayne F. Meyer	Vice President	None
Andrew Jay Meyers	Manging Director and Executive Vice President, Director of Marketing	None
Rosalie L. Milburn	Vice President	None
Laura Miller	Compliance Officer	None
Fiora N. Moyer	Vice President	None
Kerry A. Murphy	Vice President, National Accounts Manager	None
George E. Murphy	Vice President	None
Phillip J. Neugebauer	Manging Director and Sr. Vice President, Public Relations	None
Vinh T. Nguyen	Vice President, Controller	None
Kelly Orr	Vice President	None
Joffrey H. Pearlman	Vice President	None
Glynne P. Pisapia	Vice President	None
Frank C. Poli	Vice President, Compliance Officer	None
Jennifer L. Quigley	Vice President	None
Robert J. Rokose	Vice President, Controller	None
James Scott Rose	Vice President	None
Jay S. Rosoff	Senior Vice President, Divisional Sales Manager	None
Stephen M. Rudman	Senior Vice President, Divisional Sales Manager	None
Anne Marie Russo	Vice President, Human Resources	None
James M. Sambrook	Vice President, Manager, Systems	None
Newton B. Schott Jr.	Manging Director, General Counsel Executive Vice President, Chief Administrative Officer, Secretary	Vice President and Secretary
Eugene M. Smith Jr.	Vice President, Design Director	None
Cathy Smith	Vice President, Copy Director	None
Robert M. Smith	Vice President	None
Stewart Smith	Assistant Secretary	None
Frederick S. Teceno	Vice President	None
William H. Thomas Jr.	Senior Vice President, Divisional Sales Manager	None
Kathleen C. Thompson	Vice President, National Account Liaison	None
Stephen J. Treadway	Managing Director and Chief Executive Officer	Trustee, President and Chief Executive Officer
Paul H. Troyer	Senior Vice President	None
Teresa L. Vlachos	Vice President, Sales Desk Manager	None
James Ward	Director of Human Resources	None
Nicholas K. Willett	Senior Vice President, Divisional Sales Manager	None
Glen A. Zimmerman	Vice President, Database Marketing Manager	None

* Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902 or 888 San Clemente, Newport Beach, CA 92660.

(c)	The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.	Location of Accounts and Records.

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, Boston Financial Data Services-Midwest, 330 W. 9th Street, 5th Floor, Kansas City, Missouri 64105, and/or PFPC Inc., PO Box 9688, Providence, Rhode Island 02940.

Item 29.	Management Services.

Not Applicable.

Item 30.	Undertakings.

Not Applicable.

NOTICE

A copy of the Agreement and Declaration of Trust of PIMCO Funds: Multi-Manager Series (the “Trust”), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 88 (the “Amendment”) to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 16th day of April, 2004.

PIMCO FUNDS: MULTI-MANAGER SERIES

By:	/s/ Newton B. Schott, Jr.
Newton B. Schott, Jr.
President, Chief Executive Officer and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 88 has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Stephen J. Treadway* Stephen J. Treadway	Trustee and Chairman	April 16, 2004

/s/ Newton B. Schott, Jr. Newton B. Schott, Jr.	President, Chief Executive Officer and Secretary	April 16, 2004

/s/ John P. Hardaway* John P. Hardaway	Treasurer and Principal Financial and Accounting Officer	April 16, 2004

/s/ Donald P. Carter* Donald P. Carter	Trustee	April 16, 2004

/s/ E. Philip Cannon* E. Philip Cannon	Trustee	April 16, 2004

/s/ Gary A. Childress* Gary A. Childress	Trustee	April 16, 2004

/s/ Theodore J. Coburn* Theodore J. Coburn	Trustee	April 16, 2004

/s/ W. Bryant Stooks* W. Bryant Stooks	Trustee	April 16, 2004

/s/ Gerald M. Thorne* Gerald M. Thorne	Trustee	April 16, 2004

* By:	/s/ Newton B. Schott, Jr.
Newton B. Schott, Jr.
Attorney-In-Fact

Date: April 16, 2004

Exhibit Index

Exhibit No.	Exhibit

(d)(1)(x)	Form of Addendum to Investment Advisory Agreement

(d)(2)(xx)	Form of Addendum to Portfolio Management Agreement

(e)(6)	Form of Supplement to Distribution Contract

(h)(2)(iii)	Form of Updated Schedule to Administration Agreement